Restructuring	9 Months Ended
Sep. 30, 2024
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In the nine months ended September 30, 2024, a restructuring charge of $45.8 million (September 30, 2023: $45.4 million) was recorded in the Condensed Consolidated Statement of Operations under a restructuring plan adopted following a review of operations.

The restructuring plan reflected a workforce reduction of $31.7 million (September 30, 2023: $34.1 million) and an office consolidation program to optimize the Company's office footprint of $14.1 million (September 30, 2023: $11.3 million), being the impairment of operating right-off-use assets and related property plant and equipment of $12.6 million (September 30, 2023: $8.6 million) and onerous contract costs of $1.5 million (September 30, 2023: $2.7 million).

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	(in thousands)
Restructuring charges	$—	$—	$45,789	$45,390
Total	$—	$—	$45,789	$45,390

At September 30, 2024, a total liability of $15.0 million (December 31, 2023: $7.0 million) was recorded on the Consolidated Balance Sheet relating to restructuring activities.

	Nine Months Ended	Year Ended
	September 30, 2024	December 31, 2023
	(in thousands)
Opening provision	$6,999	$6,022
Charge during the period*	33,230	36,704
Utilization	(25,246)	(35,727)
Closing provision	$14,983	$6,999

*The charge for the nine months ended September 30, 2024 reflects the workforce reduction of $31.7 million and onerous contract costs of $1.5 million. The charge was recognised during the three months ended June 30, 2024.

The closing provision of $15.0 million (December 31, 2023: $7.0 million) reflects:
(1) $10.8 million (December 31, 2023: $4.0 million) of personnel related liabilities as a result of the workforce reduction; all of which have been classified as short-term within Other Liabilities, and
(2) $4.2 million (December 31, 2023: $3.0 million) of facilities related liabilities of which $1.1 million (December 31, 2023: $1.0 million) is included within Other Liabilities and $3.1 million (December 31, 2023: $2.0 million) is included within Non-Current Other Liabilities.